Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	FST Corp.
Entity Central Index Key	0002014254
Entity File Number	001-42475
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Nov. 24, 2023
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	No. 3, Gongye 1 Rd
Entity Address, Address Line Two	Minxiong Township
Entity Address, City or Town	Chiayi County
Entity Address, Country	TW
Entity Address, Postal Zip Code	621018
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	KBSX
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	44,766,003
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Mr. David Chuang
Contact Personnel Email Address	investorrelations@fstshafts.com
Entity Address, Address Line One	No. 3, Gongye 1 Rd
Entity Address, Address Line Two	Minxiong Township
Entity Address, City or Town	Chiayi County
Entity Address, Country	TW
Entity Address, Postal Zip Code	621018
Entity Phone Fax Numbers [Line Items]
City Area Code	+886
Local Phone Number	5221-2555